Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Line Items]
Net income	$ 659,571	$ 652,800	$ 620,000
Weighted average ordinary shares outstanding (in thousands)	188,487	195,647	203,918
Employee stock options and RSUs (in thousands)	3,813	3,840	5,252
Diluted weighted average ordinary shares outstanding (in thousands)	192,300	199,487	209,170
Basic earnings per ordinary share	$ 3.50	$ 3.34	$ 3.04
Diluted earnings per ordinary share	$ 3.43	$ 3.27	$ 2.96